DEBT - Credit Facilities Outstanding (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Mar. 15, 2017	Dec. 31, 2016	Dec. 09, 2016	Oct. 11, 2016	Sep. 09, 2016	Jun. 21, 2016	Oct. 31, 2015
Debt Instrument [Line Items]
Document Period End Date	Sep. 30, 2017
Principal Amount	$ 5,429,338,000				$ 3,490,256,000
Credit facility, Carrying Value	5,376,902,000				3,444,790,000
Less: Current portion	92,650,000				33,150,000
Credit facility, noncurrent	$ 5,284,252,000				3,411,640,000
Unamortized discounts and deferred financing costs					$ 45,466,000
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	4.49%				4.07%
Principal Amount	$ 1,175,000,000				$ 175,256,000	$ 2,105,000,000
Credit facility, Carrying Value	1,149,024,000				$ 145,013,000
Letters of credit outstanding	123,473,000
Line of credit facility, remaining borrowing capacity	1,001,527,000
Line of credit facility, periodic payment amount	$ 7,500,000
CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, periodic payment amount			$ 25,000,000
CSC Holdings Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.48%				3.88%
Principal Amount	$ 2,992,500,000				$ 2,500,000,000		$ 2,500,000,000		$ 3,000,000,000	$ 3,800,000,000
Credit facility, Carrying Value	$ 2,974,768,000				$ 2,486,874,000
Line of credit facility, periodic payment amount		$ 9,500,000
Cequel Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, periodic payment amount			$ 8,150,000
Cequel Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.49%				3.88%
Principal Amount	$ 1,261,838,000				$ 815,000,000
Credit facility, Carrying Value	1,253,110,000			$ 812,963,000	812,903,000
Letters of credit outstanding					17,031,000
Line of credit facility, remaining borrowing capacity					$ 332,969,000
Line of credit facility, periodic payment amount	$ 3,163,000
Cablevision Systems Corp. | CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, Carrying Value						$ 100,256,000
Cablevision Systems Corp. | CSC Holdings Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Principal Amount								$ 3,800,000,000